Revenues by Customer Location (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 995	$ 1,024	$ 4,263	$ 4,440	$ 4,437
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, united states			2,719	2,828	2,991
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, international			1,544	1,612	1,446
International | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, international			435	451	451
International | Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, international			574	626	529
International | Asia /Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, international			273	263	244
International | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, international			168	173	165
International | Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues, international			$ 94	$ 99	$ 57